NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Allowance for Doubtful Accounts Receivable	17,450	$ 0
Advertising Expense	8,516	15,427
Accounts Payable and Accrued Liabilities, Current	$ 452,710	$ 390,530
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	65,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Minimum [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	94.00%	95.00%
Sales Revenue, Net [Member] | Customer 1 [Member] | Customer Concentration Risk [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	33.00%	72.00%
Sales Revenue, Net [Member] | Customer 2 [Member] | Customer Concentration Risk [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	28.00%	23.00%
Sales Revenue, Net [Member] | Customer 3 [Member] | Customer Concentration Risk [Member]
NOTE 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	32.00%